Semi-Annual Report June 30, 2012
MH Elite Portfolio of Funds, Inc.

MH Elite Small Cap Fund of Funds	(MHELX)
MH Elite Fund of Funds	(MHEFX)
MH Elite Select Portfolio of Funds	(MHESX)
MH Elite Income Fund of Funds

MH Elite Portfolio of Funds, Inc.

MH Elite Small Cap Fund of Funds

Underlying Fund Diversification

June 30, 2012 (Unaudited)

Investment Category of Underlying Funds

(as a % of Fund assets)

Small Cap Value	%	Small Cap Blend	%	Small Cap Growth	%
Allianz NFJ Small Cap Value I	4.9	Pimco Small Cap StocksPLUS TR I	7.0	T Rowe Price Small Cap Stock	7.0
Berwyn	4.8	Fidelity Small Cap Discovery	6.9	Janus Triton T	5.8
Adirondack Small Cap	4.3	SouthernSun Small Cap Inv	6.5	Royce 100 Inv	4.8
Schneider Small Cap Value	3.6	Cambiar Small Cap Inv	6.4	BMO Small Cap Growth Y	4.4
		Homestead Small Company Stock	6.3
		Parnassus Small Cap	6.2
		TFS Small Cap	6.1
		Royce Dividend Value Inv	5.0
		Dreyfus Opportunistic Small Cap	3.4
		Royce Micro Cap Inv	3.3

Short-Term Securities and Other Assets – 3.3%

Percentage of Fund assets allocated to each investment style based on the underlying securities held by each underlying fund

Value	Blend	Growth
28%	39%	33%

MH Elite Portfolio of Funds, Inc.

MH Elite Small Cap Fund of Funds

June 30, 2012 (Unaudited)

Comparison of Change in Value of $10,000 investment in

MH Elite Small Cap Fund of Funds vs. Russell 2000 Index

This chart assumes a hypothetical $10,000 initial investment in the Fund made on June 30, 2002 and reflects Fund expenses.  Investors should note that the Fund is a professionally managed mutual fund while the Russell 2000 Index is unmanaged, does not incur sales charges and/or expenses and is not available for investment.

Total Returns for the Periods Ended June 30, 2012 (Unaudited)
	Average Annual
	1 Year	5 Years	10 Years
MH Elite Small Cap Fund of Funds	-5.15%	-3.18%	4.50%
Russell 2000 Index	-2.08%	0.54%	7.00%

The performance data quoted represents past performance.  Past performance is not indicative of future results.  Investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost.  Current performance may be lower or higher. Returns shown include the reinvestment of all dividends and other distributions and do not reflect taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares.

MH Elite Portfolio of Funds, Inc.

MH Elite Small Cap Fund of Funds

Schedule of Investments

June 30, 2012 (Unaudited)

Mutual Funds (96.7%)	Shares	Value

T Rowe Price Small Cap Stock *	9,135	$ 315,354
Pimco Small Cap StockPlus TR I	41,037	315,161
Fidelity Small Cap Discovery	14,454	310,463
SouthernSun Small Cap Inv *	14,434	293,579
Cambiar Small Cap Inv *	16,935	290,435
Homestead Small Company Stock *	11,415	285,147
Parnassus Small Cap *	12,794	279,037
TFS Small Cap *	20,933	276,527
Janus Triton T *	14,844	260,356
Royce Dividend Value Inv	33,875	223,914
Allianz NFJ Small Cap Value I *	7,471	221,879
Royce 100 Inv *	24,282	216,354
Berwyn *	6,479	196,761
BMO Small Cap Growth Y *	11,023	196,325
Adirondack Small Cap *	12,838	193,977
Schneider Small Cap Value *	10,339	161,902
Dreyfus Opportunistic Small Cap *	6,273	155,070
Royce Micro Cap Inv *	9,999	149,179

Total Mutual Funds (Cost $ 4,004,640)		4,341,420

Short-Term Securities (0.8%)

Fidelity Institutional Money Market (Cost $ 36,658)		36,658

Total Short-Term Securities		36,658

Total Investments in Securities (Cost $ 4,041,298)		4,378,078

Other Assets (2.5%)		114,001

Net Assets (100%)		$ 4,492,079

* Non-income producing security during the period.

MH Elite Portfolio of Funds, Inc.

MH Elite Small Cap Fund of Funds

Statement of Assets and Liabilities

June 30, 2012 (Unaudited)

Assets

Investments in securities at value (Cost $ 4,041,298)	$ 4,378,078
Cash	114,001

Total Assets	4,492,079

Liabilities

Total Liabilities	-

Net Assets	$ 4,492,079

Capital Stock, no par (issued and outstanding – 761,519)	$ 4,424,672
Accumulated realized losses on investments	(269,373)
Net unrealized appreciation on investments	336,780

Net Assets	$ 4,492,079

Net asset value per share	$ 5.90

MH Elite Portfolio of Funds, Inc.

MH Elite Small Cap Fund of Funds

Statement of Operations

For The Six Months Ended June 30, 2012 (Unaudited)

Investment income

Dividend income from underlying funds	$ 6,910
Interest income from underlying funds	0
Dividend income from money market	73

Total investment income	6,983

Expenses
Investment advisory fees (note 2)	22,450
Administrative service fees	5,612
Total expenses	28,062

Net investment loss	(21,079)

Realized and unrealized gain on investments

Capital gain distributions from underlying funds	3,469
Net realized gain from investments	13,323
Net change in unrealized appreciation on investments	251,055
Net realized and unrealized gain on investments	267,847

Net increase in net assets resulting from operations	$ 246,768

MH Elite Portfolio of Funds, Inc.

MH Elite Small Cap Fund of Funds

Statements of Changes in Net Assets

For The Six Months Ended June 30, 2012 (Unaudited) and

For The Year Ended December 31, 2011

	2012	2011
Increase in net assets from operations
Net investment (loss)	$ (21,079)	$ (23,195)
Capital gain distributions from underlying funds	3,469	152,823
Net realized gain from investments	13,323	112,597
Change in unrealized appreciation/(depreciation) on investments	251,055	(553,832)
Net increase/(decrease) in net assets resulting from operations	246,768	(311,607)

Distributions to shareholders from:
Net investment income	-	(22,779)
Realized gains	-	-
Total distributions	-	(22,779)

Capital share transactions (note 5)	67,111	269,798
Total increase/(decrease)	313,879	(64,588)

Net assets at beginning of period	4,178,200	4,242,788
Net assets at end of period	$ 4,492,079	$ 4,178,200

MH Elite Portfolio of Funds, Inc.

MH Elite Fund of Funds

Underlying Fund Diversification

June 30, 2012 (Unaudited)

Investment Category of Underlying Funds

(as a % of Fund assets)

Large Cap Value	%	Large Cap Blend	%	Large Cap Growth	%
Sterling Capital Equity Income I	5.8	Pimco Fundamental Index Plus Trust I	5.7	Wells Fargo Advantage Growth Adm	6.8
ING Corporate Leaders Trust B	4.7	Gabelli Asset AAA	5.2	Brown Advisory Growth Equity I	5.8
Columbia Dividend Opportunity Z	4.6	Yacktman	5.0	LKCM Equity I	4.6
Fairholme	4.4	Royce Special Equity Multi-Cap Service	4.5	Primecap Odyssey Growth	4.4
		Fidelity Select Consumer Staples	4.0	T Rowe Price Media & Telecommunications	3.9

Mid Cap Value	%	Mid Cap Blend	%	Mid Cap Growth	%
Artisan Mid Cap Value Inv	4.5	Weitz Partners III Opportunity I	6.3	Ivy Mid Cap Growth I	4.8
Ridgeworth Mid Cap Value Equity I	3.5	Scout Mid Cap	4.9
		Aston/Fairpointe Mid Cap N	4.2

Short-Term Securities and Other Assets – 2.4%

Percentage of Fund assets allocated to each investment style based on the underlying securities held by each underlying fund

Value	Blend	Growth
27%	36%	37%

MH Elite Portfolio of Funds, Inc.

MH Elite Fund of Funds

June 30, 2012 (Unaudited)

Comparison of Change in Value of $10,000 investment in

MH Elite Fund of Funds vs. Russell 1000 Index

16,000
14,000
12,000
10,000
8,000
6,000
4,000
2,000
0
DOLLARS
1/13/2004
6/30/2004
6/30/2005
6/30/2006
6/30/2007
6/30/2008
6/30/2009
6/30/2010
6/30/2011
6/30/2012
Russell 1000 Index
$14,673
MH Elite
Fund of Funds
$12,564
MH Elite Fund of Funds
Russell 1000 Index

This chart assumes a hypothetical $10,000 initial investment in the Fund made on January 13, 2004, the Fund’s inception date, and reflects Fund expenses.  Investors should note that the Fund is a professionally managed mutual fund while the Russell 1000 Index is unmanaged, does not incur sales charges and/or expenses and is not available for investment.

Total Returns for the Periods Ended June 30, 2012 (Unaudited)
	Average Annual
	1 Year	5 Years	Since inception (1/13/04)
MH Elite Fund of Funds	-2.22%	-2.41%	2.73%
Russell 1000 Index	4.37%	0.39%	4.64%

The performance data quoted represents past performance.  Past performance is not indicative of future results.  Investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost.  Current performance may be lower or higher. Returns shown include the reinvestment of all dividends and other distributions and do not reflect taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares.

MH Elite Portfolio of Funds, Inc.

MH Elite Fund of Funds

Schedule of Investments

June 30, 2012 (Unaudited)

Mutual Funds (97.6%)	Shares	Value

Wells Fargo Advantage Growth Adm *	11,947	$ 477,052
Weitz Partners III Opportunity I	35,674	441,997
Brown Advisory Growth Equity I *	29,922	412,928
Sterling Capital Equity Income I	26,776	412,351
Pimco Fundamental Index Plus Trust I	70,038	400,619
Gabelli Asset – AAA *	7,332	369,554
Yacktman	19,206	355,110
Scout Mid Cap	25,955	343,902
Ivy Mid Cap Growth I *	18,802	337,488
ING Corporate Leaders Trust B	13,889	330,000
Columbia Dividend Opportunity Z	38,599	325,386
LKCM Equity I *	19,733	323,027
Royce Special Equity Multi-Cap Service *	28,285	321,040
Artisan Mid Cap Value Inv *	15,527	315,516
Primecap Odyssey Growth *	18,850	310,462
Fairholme *	10,691	308,660
Aston/Fairpointe Mid Cap N *	9,347	294,536
Fidelity Select Consumer Staples	3,661	285,449
T Rowe Price Media & Telecommunications *	5,146	277,139
Ridgeworth Mid Cap Value Equity I	23,511	246,865

Total Mutual Funds (Cost $ 6,353,181)		6,889,081

Short-Term Securities (2.5%)

Fidelity Institutional Money Market (Cost $ 176,304)		176,304

Total Short-Term Securities (Cost $ 176,304)		176,304

Total Investments in Securities (Cost $ 6,529,485)		7,065,385

Other Assets (-0.1%)		(6,536)

Net Assets (100%)		$ 7,058,849

* Non-income producing security during the period.

MH Elite Portfolio of Funds, Inc.

MH Elite Fund of Funds

Statement of Assets and Liabilities

June 30, 2012 (Unaudited)

Assets

Investments in securities at value (Cost $ 6,529,484)	$ 7,065,385
Cash	(6,536)

Total Assets	7,058,849

Liabilities

Total Liabilities	-

Net Assets	$ 7,058,849

Capital Stock, no par (issued and outstanding – 1,336,186)	$ 6,935,514
Accumulated realized losses on investments	(412,565)
Net unrealized appreciation on investments	535,900

Net Assets	$ 7,058,849

Net asset value per share	$ 5.28

MH Elite Portfolio of Funds, Inc.

MH Elite Fund of Funds

Statement of Operations

For The Six Months Ended June 30, 2012 (Unaudited)

Investment income

Dividend income from underlying funds	$ 16,794
Interest income from underlying funds	24,362
Dividend income from money market	272
Total investment income	41,428

Expenses
Investment advisory fees (note 2)	35,153
Administrative service fees	8,788
Total expenses	43,941

Net investment loss	(2,513)

Realized and unrealized gain on investments

Capital gain distributions from underlying funds	9,829
Net realized gain from investments	166,575
Net change in unrealized appreciation on investments	294,316
Net realized and unrealized gain on investments	470,720

Net increase in net assets resulting from operations	$ 468,207

MH Elite Portfolio of Funds, Inc.

MH Elite Fund of Funds

Statements of Changes in Net Assets

For The Six Months Ended June 30, 2012 (Unaudited) and

For The Year Ended December 31, 2011

	2012	2011
Increase in net assets from operations
Net investment loss	$ (2,513)	$ (9,727)
Capital gain distributions from underlying funds	9,829	142,974
Net realized gain/(loss) from investments	166,575	(344,627)
Change in unrealized appreciation /(depreciation) on investments	294,316	(140,569)
Net increase/(decrease) in net assets resulting from operations	468,207	(351,949)

Distributions to shareholders from:
Net investment income	-	-
Realized gains	-	-
Total distributions	-	-

Capital share transactions (note 5)	123,855	431,044
Total increase	592,062	79,095

Net assets at beginning of period	6,466,787	6,387,692
Net assets at end of period	$ 7,058,849	$ 6,466,787

MH Elite Portfolio of Funds, Inc.

MH Elite Select Portfolio of Funds

Underlying Fund Diversification

June 30, 2012 (Unaudited)

Investment Category of Underlying Funds

(as a % of Fund assets)

Foreign Develop Markets	%	Latin America/ Emerging Markets	%	Precious Metals	%
Oakmark International I	5.2	Oppenheimer Developing Markets Y	6.3	Tocqueville Gold	2.1
Harbor International I	5.1	Virtus Emerging Markets Opportunities I	6.2
Oppenheimer International Growth Y	4.7	Lazard Emerging Markets Equity I	5.5
MFS International Value I	4.6	Wasatch Emerging Markets Small Cap	5.2
Westcore International Small Cap	4.6
Allianz NFJ International Value I	4.5
Janus Overseas T	3.0
Fidelity Canada	2.8

Natural Resources	%	Real Estate	%	Health Care	%
Vanguard Energy Index Adm	2.3	Prudential Global Real Estate Z	5.6	T. Rowe Price Health Sciences	5.4
Vanguard Materials Index Adm	2.3

World Stock	%	World Allocation	%	Conservative Allocation	%
Nuveen Global Infrastructure I	2.1	First Eagle Global I	4.6	Permanent Portfolio	5.0

Long – Short/ Market Neutral	%	Technology	%
TFS Market Neutral	4.6	T. Rowe Price Global Technology	2.1
MarketField	2.3

Short-Term Securities and Other Assets – 3.9%

MH Elite Portfolio of Funds, Inc.

MH Elite Select Portfolio of Funds

June 30, 2012 (Unaudited)

Comparison of Change in Value of $10,000 investment in

MH Elite Select Portfolio of Funds vs. S&P 500 Index

14,000
12,000
10,000
8,000
6,000
4,000
2,000
0
DOLLARS
4/6/2006
6/30/2006
6/30/2007
6/30/2008
6/30/2009
6/30/2010
6/30/2011
6/30/2012
S&P 500 Index
$11,714
MH Elite Select
Portfolio of Funds
$9,381
MH Elite Select Portfolio of Funds
S&P 500 Index

This chart assumes a hypothetical $10,000 initial investment in the Fund made on April 6, 2006, the Fund’s inception date, and reflects Fund expenses.  Investors should note that the Fund is a professionally managed mutual fund while the S&P 500 Index is unmanaged, does not incur sales charges and/or expenses and is not available for investment.

Total Returns for the Periods Ended June 30, 2012 (Unaudited)
	Average Annual
	1 Year	5 Year	Since inception (4/6/06)
MH Elite Select Portfolio of Funds	-11.39%	-1.88%	-1.03%
S&P 500 Index	5.45%	0.22%	2.56%

The performance data quoted represents past performance.  Past performance is not indicative of future results.  Investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost.  Current performance may be lower or higher. Returns shown include the reinvestment of all dividends and other distributions and do not reflect taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares.

MH Elite Portfolio of Funds, Inc.

MH Elite Select Portfolio of Funds

Schedule of Investments

June 30, 2012 (Unaudited)

Mutual Funds (96.1%)	Shares	Value

Oppenheimer Developing Markets Y *	9,178	$ 287,636
Virtus Emerging Market Opportunities I	30,190	283,488
Prudential Global Real Estate Z	12,904	258,991
Lazard Emerging Markets Equity I *	14,055	255,658
T. Rowe Price Health Sciences *	6,053	246,303
Wasatch Emerging Markets Small Cap *	96,627	240,601
Oakmark International I *	13,707	238,082
Harbor International I *	4,167	232,161
Permanent Portfolio *	4,841	227,940
Oppenheimer International Growth Y *	7,908	213,839
MFS International Value I *	8,075	211,950
TFS Market Neutral *	14,001	210,431
First Eagle Global I *	4,415	209,860
Westcore International Small Cap *	12,763	209,317
Allianz NFJ International Value I	10,902	206,259
Janus Overseas T *	4,444	139,368
Fidelity Canada *	2,590	130,206
Vanguard Energy Index Adm	2,202	107,045
Vanguard Materials Index Adm *	2,669	105,845
Marketfield *	6,826	104,096
Nuveen Global Infrastructure I *	10,593	96,186
T. Rowe Price Global Technology *	9,407	94,544
Tocqueville Gold *	1,511	94,244

Total Mutual Funds (Cost $ 4,170,000)		4,404,050

Short-Term Securities (1.8%)

Fidelity Institutional Money Market (Cost $ 82,971)		82,971

Total Short-term Securities (Cost $ 82,971)		82,971

Total Investments in Securities (Cost $ 4,252,971)		4,487,021

Other Assets (2.1%)		94,973

Net Assets (100%)		$ 4,581,994

 * Non-income producing security during the period.

MH Elite Portfolio of Funds, Inc.

MH Elite Select Portfolio of Funds

Statement of Assets and Liabilities

June 30, 2012 (Unaudited)

Assets

Investments in securities at value (Cost $ 4,252,971)	$ 4,487,021
Cash	94,973

Total Assets	4,581,994

Liabilities

Total Liabilities	-

Net Assets	$ 4,581,994

Capital Stock, no par (issued and outstanding – 980,700)	$ 4,854,302
Accumulated realized losses on investments	(506,358)
Net unrealized appreciation on investments	234,050

Net Assets	$ 4,581,994

Net asset value per share	$ 4.67

MH Elite Portfolio of Funds, Inc.

MH Elite Select Portfolio of Funds

Statement of Operations

For The Six Months Ended June 30, 2012 (Unaudited)

Investment income

Dividend income from underlying funds	$ 6,516
Interest income from underlying funds	0
Dividend income from money market	492
Total investment income	7.008

Expenses
Investment advisory fees (note 2)	39,715
Administrative service fees	5,674
Total expenses	45,389

Net investment loss	(38,381)

Realized and unrealized gain (loss) on investments

Capital gain distributions from underlying funds	1,879
Net realized loss from investments	(113,295)
Net change in unrealized appreciation on investments	291,132
Net realized and unrealized gain on investments	179,716

Net increase in net assets resulting from operations	$ 141,335

MH Elite Portfolio of Funds, Inc.

MH Elite Select Portfolio of Funds

Statements of Changes in Net Assets

For The Six Months Ended June 30, 2012 (Unaudited) and

For The Year Ended December 31, 2011

	2012	2011
Increase in net assets from operations
Net investment loss	$ (38,381)	$ (29,266)
Capital gain distributions from underlying funds	1,879	55,773
Net realized gain/(loss) from investments	(113,295)	81,531
Change in unrealized appreciation/(depreciation) on investments	291,132	(667,372)
Net increase/(decrease) in net assets resulting from operations	141,335	(559,334)

Distributions to shareholders from:
Net investment income	-	-
Realized gains	-	-
Total distributions	-	-

Capital share transactions (note 5)	295,519	450,906
Total increase (decrease)	436,854	(108,428)

Net assets at beginning of period	4,145,140	4,253,568
Net assets at end of period	$ 4,581,994	$ 4,145,140

MH Elite Portfolio of Funds, Inc.

MH Elite Income Fund of Funds

Underlying Fund Diversification

June 30, 2012 (Unaudited)

Investment Category of Underlying Funds

(as a % of Fund assets)

Short Term Bond	%	Intermediate Term Bond	%	Multisector Bond	%
Loomis Sayes Ltd Term Government and Agency Y	5.3	Pimco Investment Grade Corporate Bond I	5.4	Loomis Sayles Bond I	5.4
Lord Abbett Short Duration Income F	4.1	DoubleLine Total Return Bond I	5.3
Weitz Short/Intermediate Inc I	4.0

High Yield Bond	%	Emerging Markets Bond	%	World Bond	%
Vanguard High Yield Corporate Adm	3.7	Pimco Emerging Local Bond I	5.5	Pimco Foreign Bond (Unhedged) I	5.3
Aegis High Yield	2.6	Fidelity New Markets Income	3.5	Templeton Global Total Return Adv	3.6

Bank Loan	%	Convertibles	%	Conservative Allocation	%
Credit Suisse Floating Rate High Income I	3.7	Allianz AGIC Convertible D	2.7	Fifth Third Strategic Inc I	4.0
Fidelity Floating Rate High Income	2.7			Berwyn Income	3.8
				Hussman Strategic Total Return	2.6

Nontraditional Bond	%	Income From Stock Dividends	%	Inflation Protected Bond	%
Forward Credit Analysis Long/Short M	2.7	Vanguard High Dividend Yield Index Inv	2.7	Vanguard Inflation Protected Securities Adm	2.7

Short-Term Securities and Other Assets – 18.7%

MH Elite Portfolio of Funds, Inc.

MH Elite Income Fund of Funds

June 30, 2012 (Unaudited)

Comparison of Change in Value of $10,000 investment in

MH Elite Income Fund of Funds vs. Barclays Capital Aggregate Bond Index

16,000
14,000
12,000
10,000
8,000
6,000
4,000
2,000
0
DOLLARS
8/15/2011
6/30/2012
Barclays Capital Aggregate Bond Index $10,434
MH Elite Income Fund of Funds $10,347
MH Elite Income Fund of Funds
Barclays Capital Aggregate Bond Index

This chart assumes a hypothetical $10,000 initial investment in the Fund made on August 15, 2011, the Fund’s inception date, and reflects Fund expenses.  Investors should note that the Fund is a professionally managed mutual fund while the Barclays Capital Aggregate Bond Index is unmanaged, does not incur sales charges and/or expenses and is not available for investment.

Total Returns for the Periods Ended June 30, 2012 (Unaudited)

Since inception (8/15/2011)
MH Elite Income Fund of Funds	3.47%
Barclays Capital Aggregate Bond Index	4.34%

The performance data quoted represents past performance.  Past performance is not indicative of future results.  Investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost.  Current performance may be lower or higher. Returns shown include the reinvestment of all dividends and other distributions and do not reflect taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares.

MH Elite Portfolio of Funds, Inc.

MH Elite Income Fund of Funds

Schedule of Investments

June 30, 2012 (Unaudited)

Mutual Funds (81.3%)	Shares	Value

Pimco Emerging Local Bond I	9,930	$ 104,369
Loomis Sayles Bond I	7,062	102,331
Pimco Investment Grade Corporate Bond I	9,363	101,966
Loomis Sayles Limited Term Government and Agency Y	8,361	100,000
DoubleLine Total Return Bond I	8,929	99,821
Pimco Foreign Bond (Unhedged) I	9,141	99,543
Lord Abbett Short Duration Income F	16,741	76,674
Weitz Short/Intermediate Income	6,068	75,728
Fifth Third Strategic Income I	7,049	75,000
Berwyn Income	5,564	72,441
Credit Suisse Floating Rate High Income I	10,338	70,192
Vanguard High Yield Corporate Adm	11,905	69,881
Templeton Global Total Return Adv	5,385	68,815
Fidelity New Markets Income	3,934	65,548
Fidelity Floating Rate High Income	5,330	52,185
Allianz AGIC Convertible D	1,933	51,972
Vanguard Inflation Protected Securities Adm	1,769	50,743
Vanguard High Dividend Yield Index Inv	2,658	50,691
Forward Credit Analysis Long/Short M	5,848	50,409
Hussman Strategic Total Return	4,013	49,679
Aegis High Yield	5,562	49,388

Total Mutual Funds (Cost $ 1,525,000)		1,537,376

Short-Term Securities (6.2%)

Fidelity Institutional Money Market (Cost $ 118,078)		118,078

Total Short-term Securities (Cost $ 118,078)		118,078

Total Investments in Securities (Cost $ 1,643,078)		1,655,454

Other Assets (12.5%)		236,348

Net Assets (100%)		$ 1,891,802

MH Elite Portfolio of Funds, Inc.

MH Elite Income Fund of Funds

Statement of Assets and Liabilities

June 30, 2012 (Unaudited)

Assets

Investments in securities at value (Cost $ 1,643,078)	$ 1,655,454
Cash	236,348

Total Assets	1,891,802

Liabilities

Total Liabilities	-

Net Assets	$ 1,891,802

Capital Stock, no par (issued and outstanding – 368,626)	$ 1,862,657
Accumulated realized gain on investments	1,680
Net investment income	15,089
Net unrealized appreciation on investments	12,376

Net Assets	$ 1,891,802

Net asset value per share	$ 5.13

MH Elite Portfolio of Funds, Inc.

MH Elite Income Fund of Funds

Statement of Operations

For The Six Months Ended June 30, 2012 (Unaudited)

Investment income

Dividend income from underlying funds	$ 5,157
Interest Income from underlying funds	20,052
Dividend income from money market	383
Total investment income	25,592

Expenses
Investment advisory fees (note 2)	8,402
Administrative service fees	2,101
Total expenses	10,503

Net investment income	15,089

Realized and unrealized gain on investments

Capital gain distributions from underlying funds	15
Net realized gain from investments	1,665
Net change in unrealized appreciation on investments	13,965
Net realized and unrealized gain on investments	15,645

Net increase in net assets resulting from operations	$ 30,734

MH Elite Portfolio of Funds, Inc.

MH Elite Income Fund of Funds

Statements of Changes in Net Assets

For The Six Months Ended June 30, 2012 (Unaudited) and

For The Period August 15, 2011 (inception)

through December 31, 2011

	2012	2011
Increase in net assets from operations
Net investment gain	$ 15,089	$ 6,974
Capital gain distributions from underlying funds	15	4,934
Net realized gain from investments	1,665	-
Change in unrealized appreciation/(depreciation) on investments	13,965	(1,589)
Net increase in net assets resulting from operations	30,734	10,319

Distributions to shareholders from:
Net investment income	(8,308)	-
Realized gains	(3,600)	-
Total distributions	(11,908)	-

Capital share transactions (note 5)	475,637	1,387,020
Total increase	494,463	1,397,339

Net assets at beginning of period	1,397,339	0
Net assets at end of period	$ 1,891,802	$ 1,397,339

MH Elite Portfolio of Funds, Inc.

MH Elite Small Cap Fund of Funds

Financial Highlights

For a share of capital stock outstanding throughout the period

For the six months ending June 30, 2012 (Unaudited)	For the Years Ended December 31, 2011	2010	2009	2008	2007
PER SHARE DATA:						
Net asset value, beginning of year	$ 5.57	$ 6.03	$ 4.95	$ 3.76	$ 6.22	$ 7.16
Income from Investment Operations:						
Net Investment Gain/(Loss) (a) (c)	(0.02)	(0.03)	0.03	(0.02)	(0.04)	(0.04)
Net Realized and Unrealized Gain/(Loss) on Investments	0.35	(0.40)	1.05	1.21	(2.42)	(0.09)
Total Income/(Loss) from Investment Operations	0.33	(0.43)	1.08	1.19	(2.46)	(0.13)
Distributions to shareholders from:						
Net investment income	-	(0.03)	-	-	-	-
Realized gains	-	-	-	-	-	(0.81)
Net asset value, end of year	$ 5.90	$ 5.57	$ 6.03	$ 4.95	$ 3.76	$ 6.22
Total Return (b)	5.92%	-7.09%	21.82%	31.65%	-39.55%	-1.88%
Ratios and Supplemental Data:						
Net assets, end of period (in 000's)	$ 4,492	$ 4,178	$ 4,243	$ 3,356	$ 2,650	$ 5,513
Ratio of Expenses to Average Net Assets (c)	1.25% (d)	1.23%	1.26%	1.26%	1.22%	1.26%
Ratio of Net Investment Income/(Loss) to Average Net Assets (c)	-0.94% (d)	-0.54%	0.03%	-0.60%	-0.79%	-0.53%
Portfolio turnover rate (%)	7.73%	26.14%	46.02%	35.73%	40.40%	42.48%

(a)

Per share net investment income/(loss) has been determined on the average number of shares outstanding during the period.

(b)

Total return assumes reinvestment of dividends.

(c)

Net investment income and expense ratios do not reflect the Fund of Funds’ proportionate share of income and expense of the underlying funds.

(d)

Annualized.

MH Elite Portfolio of Funds, Inc.

MH Elite Fund of Funds

Financial Highlights

For a share of capital stock outstanding throughout the period

(a)

Per share net investment loss has been determined on the average number of shares outstanding during the period.

(b)

Total return assumes reinvestment of dividends.

(c)

Net investment income and expense ratios do not reflect the Fund of Funds’ proportionate share of income and expense of the underlying funds.

(d)

Annualized.

(e)

Net investment loss amount to less than $0.005 per share..

MH Elite Portfolio of Funds, Inc.

MH Elite Select Portfolio of Funds

Financial Highlights

For a share of capital stock outstanding throughout the period

(a)

Per share net investment income/(loss) has been determined on the average number of shares outstanding during the period.

(b)

Total return assumes reinvestment of dividends.

(c)

Net investment income and expense ratios do not reflect the Fund of Funds’ proportionate share of income and expense of the underlying funds.

(d)

Annualized.

MH Elite Portfolio of Funds, Inc.

MH Elite Income Fund of Funds

Financial Highlights

For a share of capital stock outstanding throughout the period

(a)

Commencement of operations began on August 15, 2011.

(b)

Per share net investment income has been determined on the average number of shares outstanding during the period.

(c)

Total return assumes reinvestment of dividends.

(d)

Annualized

(e)

Net investment income and expense ratios do not reflect the Fund of Funds’ proportionate share of income and expense of the underlying funds.

MH Elite Portfolio of Funds, Inc.

Notes to Financial Statements

June 30, 2012 (Unaudited)

1.

ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

MH Elite Portfolio of Funds, Inc. is an open-end diversified management investment company under the Investment Company Act of 1940 and its securities under the Securities Act of 1933.  MH Elite Portfolio of Funds, Inc. was also organized as a corporation in New Jersey on October 20, 1997.  MH Elite Portfolio of Funds, Inc. offers four funds to investors; MH Elite Small Cap Fund of Funds, MH Elite Fund of Funds, MH Elite Select Portfolio of Funds and MH Elite Income Fund of Funds (collectively, “the Funds”).  The sale to its initial investor in MH Elite Small Cap Fund of Funds occurred on February 17, 1998, the sale to its initial investor in MH Elite Fund of Funds occurred on January 13, 2004, the sale to its initial investor in MH Elite Select Portfolio of Funds occurred on April 6, 2006 and the sale to its initial investor in MH Elite Income Fund of Funds occurred on August 15, 2011.

The primary objective of the Small Cap Fund of Funds, Fund of Funds and Select Portfolio of Funds is long-term capital appreciation through investing in diversified and non-diversified regulated investment companies that will invest in equity securities.

The primary objective of the Income Fund of Funds is income, with the potential for capital appreciation as a secondary objective by investing in regulated investment companies.

The following is a summary of the Funds’ significant accounting policies:

Underlying Fund Valuation – Underlying funds are valued at the last reported net asset value as quoted by the respective fund with the resulting unrealized gains and losses included in income.  United States Government obligations and other debt instruments having sixty days or less remaining until maturity are valued at amortized cost.

Federal Income Taxes – The Funds intend to continue to qualify as a regulated investment company and distribute all of its taxable income.  Management has analyzed the fund’s tax positions taken for all open federal income tax years (December 31, 2008 – 2011), and has concluded that no provision for federal income tax is required in the fund’s financial statements.

Distributions to Shareholders – Dividends from net investment income, if any, are declared and paid annually.  Capital gains, if any, are distributed to shareholders at least annually.  Distributions are based on amounts calculated in accordance with applicable federal income tax regulations, which may differ from generally accepted accounting principles.  These differences are due primarily to differing treatments of income and gain on various investment securities held by the Funds, timing differences and differing characterizations of distributions made by the Funds.

Investment Income – Dividend income is recorded on the ex-dividend date.  Interest income is recorded on an accrual basis.

Use of Estimates – The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period.  Actual results could differ from those estimates. Management has evaluated subsequent events through the date the financial statements were issued.

MH Elite Portfolio of Funds, Inc.

Notes to Financial Statements (Continued)

June 30, 2012 (Unaudited)

1.

ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES (Continued)

Realized Gain and Loss – Security transactions are recorded on a trade date basis.  Realized gain and loss on investments sold are recorded on the basis of identified or average cost.

Reclassifications: Each Fund recorded a permanent book tax difference in its capital account of reclassifying net investment loss to paid-in-capital at June 30, 2012 (Unaudited). This reclassification has no impact on the net asset value of the Funds and is designed generally to present undistributed income and net realized gains on a tax basis, which is considered to be more informative to shareholders. At June 30, 2012 (Unaudited) the net investment losses for each Fund is as follows:

Small Cap Fund of Funds - $21,079     Fund of Funds - $2,513     Select Portfolio of Funds - $38,381

2.

INVESTMENT ADVISORY FEES AND OTHER TRANSACTIONS WITH AFFILIATES

MH Investment Management Incorporated, (the “Adviser”) furnishes the Funds with investment advice and, in general, supervises the management and investment program of the Funds.  Harvey Merson and Jeff Holcombe each own 50 percent of the Adviser.  Under the Investment Advisory Agreement, the Funds have agreed to pay the Investment Adviser an annual fee, payable monthly, of a percentage of each of the Funds average daily net assets.

The expenses and fees that a shareholder of the Funds will incur are based on the Fund’s average daily net assets and are as follows:

	MH Elite Small Cap Fund of Funds	MH Elite Fund of Funds	MH Elite Select Portfolio of Funds	MH Elite Income Fund of Funds
Management Fees	1.00%	1.00%	1.75%	1.00%
Distribution (and/or Service) (12b-1) Fees	None	None	None	None
Other Expenses	0.25%	0.25%	0.25%	0.25%
Total Annual Fund Operating Expenses	1.25%	1.25%	2.00%	1.25%

Other expenses of .25% will be paid to MH Investment Management Inc. as per the administrative services agreement.  Under the agreement, MH Investment Management Inc. has agreed to pay the expenses incurred for the conduct of business by the Funds.  The expenses incurred by the Funds that exceed the total annual fund operating expenses will be paid by the Adviser.  The management fees and expenses of the underlying funds in which the Funds invest are not reflected in the table above.  Generally, the operating expenses of the underlying funds range from 0.11% to 2.50% of average net assets.

For the period ended June 30, 2012 (Unaudited) the management fees for each Fund were:

MH Elite Small Cap Fund of Funds

$ 22,450

MH Elite Fund of Funds

$ 35,153

MH Elite Select Portfolio of Funds

$ 39,715

MH Elite Income Fund of Funds

$   8,402

For the period ended June 30, 2012 (Unaudited) other expenses for each Fund were:

MH Elite Small Cap Fund of Funds

$  5,612

MH Elite Fund of Funds

$  8,788

MH Elite Select Portfolio of Funds

$  5,674

MH Elite Income Fund of Funds

$  2,101

MH Elite Portfolio of Funds, Inc.

Notes to Financial Statements (Continued)

June 30, 2012 (Unaudited)

3.

PURCHASES AND SALES OF SECURITIES

The cost of securities purchased and the proceeds from sale of securities for the year ended June 30, 2012 (Unaudited) aggregated for each Fund was:

	Purchases	Sales
MH Elite Small Cap Fund of Funds	$ 615,000	$ 335,563
MH Elite Fund of Funds	$ 2,060,000	$ 1,484,461
MH Elite Select Portfolio of Funds	$ 1,660,000	$ 960,681
MH Elite Income Fund of Funds	$ 875,000	$ 51,665

For federal income tax purposes, the tax basis of investments is the same as for financial reporting purposes.  At June 30, 2012 (Unaudited), on a tax basis, gross unrealized appreciation and depreciation on investments for each Fund was:

	Appreciation	Depreciation
MH Elite Small Cap Fund of Funds	$ 448,813	$ 112,033
MH Elite Fund of Funds	$ 620,930	$ 85,030
MH Elite Select Portfolio of Funds	$ 333,206	$ 99,156
MH Elite Income Fund of Funds	$ 17,810	$ 5,431

4.

INCOME TAXES

Income and long-term capital gain distributions are determined in accordance with federal income tax regulations, which may differ from accounting principles generally accepted in the United States.

As of December 31, 2011, the components of distributable earnings on a tax basis for each Fund are as follows:

Distributable Earnings	MH Elite Small Cap Fund of Funds	MH Elite Fund of Funds	MH Elite Select Portfolio of Funds	MH Elite Income Fund of Funds
Undistributed ordinary income	$-	$-	$-	$8,308
Undistributed long-term capital gain	$-	$-	$-	$3,600
Unrealized appreciation	$85,725	$241,584	$-	$-

At December 31, 2011, the MH Elite Income Fund of Funds had undistributed net investment income of $11,908.  As a result, the Funds’ management declared a dividend of .030121 and a long-term distribution of .013054 per share to the shareholders of record on December 31, 2011 with an ex and pay date of January 6, 2012.  No dividends were declared or paid on the remaining Funds.

For Federal income tax purposes, capital loss carry forwards represent realized losses of the Funds that may be carried forward for a maximum period of eight years for capital losses incurred December 31, 2010 and prior and applied against future gains. As of December 31, 2011, the Funds that had capital loss carry forwards are listed below.

Expiring on:	MH Elite Small Cap Fund of Funds	MH Elite Fund of Funds	MH Elite Select Portfolio of Funds	MH Elite Income Fund of Funds
December 31, 2016	$ 12,381	$191,004	$254,076	-
December 31, 2017	$252,705	$ 87,954	$102,485	-
December 31, 2018	-	$105,845	-	-
Indefinitely	-	$201,653		-
Total	$265,086	$586,456	$356,561	-

MH Elite Portfolio of Funds, Inc.

Notes to Financial Statements (Continued)

June 30, 2012 (Unaudited)

5.

CAPITAL SHARE TRANSACTIONS

As of June 30, 2012 (Unaudited), 1,000,000,000 shares of no par value capital stock were authorized for all portfolios.  Transactions in capital stock for each Fund are as follows:

	MH Elite Small Cap Fund of Funds
	For the six months ended June 30, 2012 (Unaudited)		For the year ended December 31, 2011
	Shares	Amount	Shares	Amount
Shares Sold	22,803	$ 137,992	41,993	$ 231,375
Shares issued in reinvestment of distributions	-	-	-	-
	22,803	137,992	41,993	231,375
Shares redeemed	(11,768)	(70,881)	(16,119)	(83,094)
Net Increase	11,035	$ 67,111	25,874	$ 148,281

	MH Elite Fund of Funds
	For the six months ended June 30, 2012 (Unaudited)		For the year ended December 31, 2011
	Shares	Amount	Shares	Amount
Shares Sold	76,243	$ 404,589	129,913	$ 625,745
Shares issued in reinvestment of distributions	-	-	-	-
	76,243	404,589	129,913	625,745
Shares redeemed	(53,191)	(280,734)	(116,266)	(554,017)
Net Increase	23,052	$ 123,855	13,647	$ 71,728

MH Elite Portfolio of Funds, Inc.

Notes to Financial Statements (Continued)

June 30, 2012 (Unaudited)

5.

CAPITAL SHARE TRANSACTIONS  (continued)

	MH Elite Select Portfolio of Funds
	For the six months ended June 30, 2012 (Unaudited)		For the year ended December 31, 2011
	Shares	Amount	Shares	Amount
Shares Sold	80,207	$ 385,531	98,905	$ 460,703
Shares issued in reinvestment of distributions	-	-	-	-
	80,207	385,531	98,905	460,703
Shares redeemed	(18,508)	(90,012)	(98,513)	(466,059)
Net Increase	61,699	$ 295,519	392	$ (5,356)

	MH Elite Income Fund of Funds
	For the six months ended June 30, 2012 (Unaudited)		For the year ended December 31, 2011
	Shares	Amount	Shares	Amount
Shares Sold	126,911	$ 649,854	276,501	$ 1,390,500
Shares issued in reinvestment of distributions	2,367	11,908	-
	129,278	661,762	276,501	1,390,500
Shares redeemed	(36,457)	(186,125)	(696)	(3,480)
Net Increase	92,821	$ 475,637	275,805	$ 1,387,020

MH Elite Portfolio of Funds, Inc.

Notes to Financial Statements (Continued)

June 30, 2012 (Unaudited)

6.

FAIR VALUE

ASC 820 (formerly Statement of Financial Accounting Standards No. 157) establishes a framework for measuring fair value in generally accepted accounting principles, and expands disclosures about fair value measurements.  The topic establishes a fair value hierarchy that distinguishes between (1) market participant assumptions developed based on market data obtained from sources independent of the reporting entity (observable inputs) and (2) the reporting entity’s own assumptions about market participant assumptions developed based on the best information available in the circumstances (unobservable inputs).

All securities purchased by the Funds trade on national stock exchanges, are liquid and have closing prices that are readily available for use in pricing the Funds’ securities on a daily basis.  Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below:

Level 1 – Quoted prices in active markets for identical securities.

Level 2 – Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3 – Significant unobservable inputs (including Fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Funds’ net assets as of June 30, 2012 (Unaudited):

Valuation Inputs	MH Elite Small Cap Fund of Funds	MH Elite Fund of Funds	MH Elite Select Portfolio of Funds	MH Elite Income Fund of Funds
Level 1 – Quoted prices	$ 4,378,078	$ 7,065,385	$ 4,487,021	$ 1,655,454
Level 2 – Other significant observable inputs	-	-	-	-
Level 3 – Significant unobservable inputs	-	-	-	-
Total	$ 4,378,078	$ 7,065,385	$ 4, 487,021	$ 1,655,454

MH Elite Portfolio of Funds, Inc.

ADDITIONAL INFORMATION

June 30, 2012 (Unaudited)

PROXY VOTING GUIDELINES

MH Elite Portfolio of Funds, Inc. has adopted the policy of always voting in line with management recommendations.  If, at any time, we feel the fund management of an underlying fund within one of our portfolios is not working in the best interests of our shareholders we will liquidate our position in that fund.  It is not our intent to change or alter the management or policies of the underlying funds.  The most effective way to voice our concerns or displeasure with the management of a fund company is to simply not invest in their fund(s).  We will only invest in fund companies that we feel will help us to meet our investment objectives and, in turn, serve the needs of our shareholders.

SCHEDULE OF INVESTMENTS (FORM N-Q)

The SEC has adopted the requirement that all funds file a complete schedule of investments with the SEC for their first and third fiscal quarters on Form N-Q for fiscal quarters ending after July 9, 2004.  For the MH Elite Small Cap Fund of Funds, MH Elite Fund of Funds, MH Elite Select Portfolio of Funds and MH Elite Income Fund of Funds this would be for the fiscal quarters ending March 31 and September 30.  The Form N-Q filing must be made within 60 days of the end of the quarter.  The MH Elite Small Cap Fund of Funds, MH Elite Fund of Funds, MH Elite Select Portfolio of Funds, and MH Elite Income Fund of Funds Forms N-Q will be available on the SEC’s website at http://www.sec.gov, or they may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC (call 1-800-732-0330 for information on the operation of the Public Reference Room).  You may also obtain copies by calling the Fund at 1-800-318-7969.

ANNUAL SHAREHOLDER MEETING

The annual meeting of Shareholders of MH Elite Portfolio of Funds, Inc. was held on October 28, 2011. All shareholders of record as of September 16, 2011 were asked to vote on the election of five directors and to ratify or reject the selection of the firm Sanville and Company as the independent public accountants to audit and certify financial statements of the Funds for the fiscal year ending December 31, 2011.

Shareholders voted in favor of Jeff Holcombe, Vince Rettino, Howard Samms, Tice Walker and Vincent Farinaro to serve a one year term as the Corporation’s Board of Directors effective January 1, 2012.

Shareholders voted to ratify the selection of Sanville and Company, to serve as the independent public accountants.

There were no other matters presented to the Board.

MH Elite Portfolio of Funds, Inc.

ADDITIONAL INFORMATION

June 30, 2012 (Unaudited)

BOARD APPROVAL OF INVESTMENT ADVISORY AGREEMENT

On November 16, 2011, the non-interested Board of Directors of the Funds approved the continuation of the advisory agreement for an additional year with MH Investment Management Inc. Materials provided to and discussed with the Board contained information, including comparative fund information relating to performance, advisory fees and other expenses, with respect to numerous factors, including the following:

•

The background, education and experience of the Advisor’s personnel

•

Investment strategies and decision making processes

•

The nature, extent and quality of the services to be provided by the investment adviser

•

Investment performance of the Funds

•

Compensation to the adviser and analysis of the adviser’s profitability with respect to the Funds

•

Financial condition and stability of the adviser

•

Possible conflicts of interest between the adviser and the Funds

•

Overall fund expenses and expense ratios of the Funds

The Board considered the scope and quality of services provided by the Advisor. Services provided by the Advisor include all operations of the Funds including portfolio management, transfer and shareholder services. Accounting, auditing and legal services are outsourced by the adviser. Some shareholder services are being provided by Mutual Shareholder Services, LLC.  Huntington National Bank serves as the Funds custodian. Based on the fees available and paid to the adviser, the Board concluded that management fees are fair and reasonable with respect to the quality of service provided and in light of other factors that the Board deemed relevant to the structure of the Funds.  The Board, to factor in economies of scale as the Funds grow, will reexamine the current fee structure when the Funds’ assets reach at least $35 million. Based on their review, the Board concluded that the Advisor had the capabilities, resources and personnel necessary to manage the Funds.

The Board compared the performance of the Funds to benchmark indices over various periods of time and concluded the performance of the Funds warranted the continuation of the advisory agreement.

The Board was advised the Funds have no soft dollar arrangements with any third parties and transaction fees, when applicable in the buying and selling of underlying funds, are paid by the adviser.

MH Elite Portfolio of Funds, Inc.

ADDITIONAL INFORMATION

June 30, 2012 (Unaudited)

EXPENSE EXAMPLE

As a shareholder of the MH Elite Small Cap Fund of Funds, MH Elite Fund of Funds, MH Elite Select Portfolio of Funds and/or MH Income Fund of Funds you incur two types of costs: (1) management fees and (2) other Fund operating expenses.  This example is intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period, January 1, 2012 through June 30, 2012.

ACTUAL EXPENSES

The first four lines of the table below provide information about actual account values and actual expenses.  You may use the information in these lines, together with the amount you invested, to estimate the expenses that you paid over the period.  Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first, second, and/or third line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The fifth and sixth lines of the table below provide information about hypothetical account values and hypothetical expenses based on the Funds’ actual expense ratios and an assumed rate of return of 5% per year before expenses, which are not the Funds’ actual returns.  The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period.  You may use this information to compare the ongoing costs of investing in these Funds and other funds.  To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees.  Therefore, the fifth and sixth lines of the table are useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.  In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value January 1, 2012	Ending Account Value June 30, 2012	Expenses Paid During the Period January 1, 2012 to June 30, 2012 (a)
Actual – MH Elite Small Cap Fund of Funds	$1,000	$1,059	$ 6.40	(b)
Actual – MH Elite Fund of Funds	$1,000	$1,073	$ 6.44	(b)
Actual – MH Elite Select Portfolio of Funds	$1,000	$1,036	$10.12	(c)
Actual – MH Elite Income Fund of Funds	$1,000	$1,020	$ 6.28	(b)
Hypothetical with expense ratio of 1.25% (5% return before expenses)	$1,000	$1,019	$ 6.38
Hypothetical with expense ratio of 2.0% (5% return before expenses)	$1,000	$1,015	$10.21

(a)

The management fees and expenses of the underlying funds in which the Funds invest are not reflected in the table above.  Generally, the operating expenses of the underlying funds range from 0.11% to 2.50% of average net assets.

(b)

Expenses are equal to the Fund’s annualized expense ratio of 1.25%, multiplied by the average account value over the period, multiplied by 182 / 366 (to reflect the one-half year period).

(c)

Expenses are equal to the Fund’s annualized expense ratio of 2.00%, multiplied by the average account value over the period, multiplied by 182 / 366 (to reflect the one-half year period).

BOARD OF DIRECTORS INFORMATION

MH Elite Small Cap Fund of Funds, MH Elite Fund of Funds,

MH Elite Select Portfolio of Funds and MH Elite Income Fund of Funds

June 30, 2012 (Unaudited)

The business and affairs of the Funds are managed under the direction of the Funds’ Board of Directors.  Information pertaining to the Directors of the Funds is set forth below.  The Statement of Additional Information includes additional information about the Funds’ Directors and is available, without charge, by calling 1-800-318-7969.   Each director may be contacted by writing to the director c/o MH Elite Portfolio of Funds, Inc., 43 Highlander Drive, Scotch Plains, NJ 07076.

All disinterested and interested directors serve on the Board of Directors of each Fund and are elected annually by shareholders.

Name,Address, and Age	Position(s) Held with Fund	Term of Office and Length of Time Served	Principal Occupation(s) During the Past Five Years	Number of Portfolios Overseen Within the Fund Complex	Other Directorships Held Outside of the Fund Complex
DISINTERESTED DIRECTORS
Vincent Farinaro 565 Fallbrook Drive Venice, FL 34292 83	Independent Director	One Year, Since 7-31-1998	Retired	4	None
Howard Samms 4 Surrey Lane Lambertville, NJ 08530 66	Independent Director, Chairman of the Board	One Year, Since 7-31-1998 Since 1-1-2005	Retired from Johnson and Johnson Healthcare Systems, Director of Finance	4	None
Tice Walker 52 Oak Avenue Metuchen, NJ 08840 43	Independent Director	One Year, Since 9-1-2003	Actuary	4	None
INTERESTED DIRECTORS
Jeff Holcombe (a) 8 Guildford Court Annandale, NJ 08801 56	Interested Director, Vice-President	One Year, Since 7-31-1998	Telcordia Technologies, Director of Software Development	4	None
Vincent Rettino (b) 235 Russell Avenue Rahway, NJ 07065 36	Interested Director	One Year, Since 10-31-2008	Teacher Union, NJ School District, MH Investment Management Research Assistant	4	None

(a)

Mr. Holcombe is an "interested person" (as defined in the Investment Company Act of 1940) by virtue of his position as co-owner of the Fund's Investment Adviser.

(b)

Mr. Rettino is an "interested person" (as defined in the Investment Company Act of 1940) by performing research and analysis for the Fund’s Investment Adviser.

BOARD OF DIRECTORS INFORMATION

MH Elite Small Cap Fund of Funds, MH Elite Fund of Funds, and

MH Elite Select Portfolio of Funds

June 30, 2012 (Unaudited)

Name,Address, and Age	Position(s) Held with Fund	Term of Office and Length of Time Served	Principal Occupation(s) During the Past Five Years	Number of Portfolios Overseen Within the Fund Complex	Other Directorships Held Outside of the Fund Complex
OFFICERS
Harvey Merson 43 Highlander Drive Scotch Plains, NJ 07076 60	President and Chief Compliance Officer	Since 7-31-1998	Portfolio Manager and Registered Investment Adviser	N/A	None
Jeff Holcombe 8 Guildford Court Annandale, NJ 08801 56	Vice President, Chief Information Officer and Director	Since 7-31-1998	Telcordia Technologies, Director of Software Development	4	None

Director Compensation

Each director, if any, who is not an “interested director” as defined in the Investment Company Act of 1940 is paid $500 annually for each fund he/she oversees.  The Chairman of the Board is paid an additional $125 annually per Fund.  The Directors periodically review their fees to ensure that such fees continue to be appropriate in light of their responsibilities as well as in relation to fees paid to trustees of other mutual fund complexes.  Neither the interested directors nor any officer of the Funds receives any compensation from the Funds. Independent directors are compensated by the adviser and not the Funds.

MH Elite Portfolio of Funds, Inc.

43 Highlander Drive

Scotch Plains, NJ 07076

1-800-318-7969

www.mhelite.com

Semi-Annual Report

to

Shareholders

June 30, 2012 (Unaudited)

This report is submitted for the general information of the shareholders of the Funds.  It is not authorized for distribution to prospective investors in the Funds unless preceded or accompanied by an effective prospectus, which includes information regarding the Funds’ objectives and policies, experience of its management, marketability of shares, and other information.

Investment Adviser

MH Investment Management, Inc.

43 Highlander Drive

Scotch Plains, NJ 07076